Net investment in finance and sales-type leases (Minimum future lease payments to be received on finance and sales-type leases) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Flight Equipment, Net [Abstract]
2019 - remaining	$ 79,446
2020	149,178
2021	133,836
2022	202,350
2023	129,436
Thereafter	609,232
Undiscounted cash flows receivable	1,303,478
Less: Unearned income	(301,026)
Sales-type and direct financing leases, lease receivable	$ 1,002,452